Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MP63 Fund Inc
Entity Central Index Key	0001071873
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
MP63 Fund
Shareholder Report [Line Items]
Fund Name	MP63 FUND, INC.
Class Name	MP63 Fund
Trading Symbol	DRIPX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MP63 Fund, Inc. – DRIPX (the “Fund”) for the period March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.mp63fund.com. You can also request this information by contacting us at 1-877-676-3386.

Additional Information Phone Number	1-877-676-3386
Additional Information Website	www.mp63fund.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MP63 Fund, Inc.	$38	0.72%

*Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS FOR PERIODS ENDING AUGUST 31, 2024

	1 Year	5 Years	10 Years	Ending Value
MP63 Fund, Inc.	17.75%	9.30%	9.14%	$23,974
S&P 500 Index	27.14%	15.90%	12.96%	$33,877
iShares Russell 1000 Value ETF	20.94%	10.99%	8.67%	$22,988

Net Assets	$ 94,974,852
Holdings Count | Holdings	69
Advisory Fees Paid, Amount	$ 163,176
Investment Company, Portfolio Turnover	6.49%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	ADVISORY FEES PAID
ASSETS:	HOLDINGS:	TURNOVER:	BY FUND:

$94,974,852	69	6.49%	$163,176

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	RTX Corp.	3.03%
2.	Microsoft Corp.	2.75%
3.	The Travelers Companies, Inc.	2.61%
4.	Caterpillar, Inc.	2.46%
5.	Qualcomm, Inc.	2.46%
6.	Alphabet, Inc. Class A	2.41%
7.	Waste Management, Inc.	2.39%
8.	Union Pacific Corp.	2.33%
9.	NextEra Energy, Inc.	2.32%
10.	RPM International, Inc.	2.29%
	Total % of Net Assets	25.05%

Material Fund Change [Text Block]	How has the fund changed As of May 3, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.
Updated Prospectus Phone Number	1-877-676-3386
Updated Prospectus Web Address	www.mp63fund.com